Financial Instruments - Significant Unobservable Inputs (Details) - Internal Models with Significant Unobservable Inputs (Level 3) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 34,921,530	$ 36,395,183
Included in other comprehensive income	(1,146,079)	(1,473,653)
Balance at the end of year	$ 33,775,451	$ 34,921,530